Exploration and Evaluation Assets - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($) ha Claims
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
Rook I Property [member]
Disclosure of exploration and expenditure assets [line items]
Number of mineral claims | Claims	32
Size of mineral property	35,065
Ownership percentage of mineral property	100.00%
Description about net smelter return royalty	The NSR may be reduced to 1% upon payment of $1 million.
IsoEnergy Ltd. [member] | Evergreen Property [member]
Disclosure of exploration and expenditure assets [line items]
Size of mineral property	35,362
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Radio Project [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
Net smelter return royalty	2.00%
Description about net smelter return royalty	subject to a 2% NSR and 2% gross overriding royalty
Gross overriding royalty	2.00%
IsoEnergy Ltd. [member] | Thorburn Lake Project [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
Net smelter return royalty	1.00%
Production carried interest	10.00%
Description about net smelter return royalty	subject to a 1% NSR and a 10% carried interest which can be converted to a 1% NSR at the holder’s option upon completion of a bankable feasibility study
Reduction percentage in holders option completion	1.00%
IsoEnergy Ltd. [member] | Madison, 2Z, Carlson Creek and North Thorburn Properties [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Geiger Property [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Larocque East Property [member]
Disclosure of exploration and expenditure assets [line items]
Size of mineral property	18,980
Ownership percentage of mineral property	100.00%
S-113928 to S-113933 [member] | Rook I Property [member]
Disclosure of exploration and expenditure assets [line items]
Net smelter return royalty	2.00%
Production carried interest	10.00%
Percentage decrease in return royalty	1.00%
Amount paid upon reduction of return royalty | $	$ 1